SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to November 5, 2025, the date that the financial statements were issued.

On November 3, 2025, Company entered into an amendment (the “Amendment”) to the Merger Agreement with BOXABL. Pursuant to the Amendment, the parties to the Merger Agreement agreed to extend the Agreement End Date for the Merger Agreement from December 31, 2025, to March 31, 2026.

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions occurred through February 21, 2025.

The registration statement of the Company was declared effective on January 28, 2025. On January 30, 2025, the Company consummated its initial public offering (“IPO”) of 8,000,000 Units at $10.00 per unit. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $80,000,000.

Simultaneously with the closing of the IPO, the Company consummated Private Placement in which i) FG Merger Investors II LLC (the “Sponsor”) and Ramnarain Joseph Jaigobind purchased 223,300 and 25,000 Private Units respectively, at a price of $10.00 per Private Unit, generating total proceeds of $2,483,000 and ii) the Sponsor purchased in aggregate of 1,000,000 $15 Private Warrants at a price of $0.10 per $15 Private Warrant, each exercisable to purchase one shares of common stock at $15.00 per share, for an aggregate purchase price of $100,000.

Following the closing of the IPO, and amount of $80,800,00 ($10.10 per Unit) from the net proceed of the sale of the Units in the IPO and the sale of Private Placement Securities were placed in a Trust Account and invested in a money market fund, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders.

On January 30, 2025, the Company issued an unsecured promissory note of $417,000 to the Sponsor. This promissory note bears interest at the rate of 12% per year and will mature on January 30, 2026. There was $417,000 outstanding under the promissory note at January 30, 2025.

The holders of the Founder Shares, the Private Units, the $15 Private Warrants (and their underlying securities) are entitled to registration rights pursuant to a registration rights agreement which become effective as of January 30, 2025. The Company will bear the expenses incurred in connection with the filing of any registration statements pursuant to such registration rights.

Company paid $750,000 in underwriter discount to the underwriter at closing of the IPO. The company also issued 40,000 Underwriter Units to the underwriter.

Company paid $250,000 to the financial advisor at IPO closing. The company also issued 7,500 Advisor Units to the financial advisor.

The Company entered into an administrative services agreement (the “Administrative Services Agreement”) with the Sponsor whereby the Sponsor will perform certain services for the Company for a monthly fee of $15,000.

The Company granted the underwriters a 45-day option to purchase up to 1,200,000 additional Units to cover over-allotments at the IPO price. On February 5, 2025, the underwriter elected to terminate its Over-allotment option to purchase 1,200,000 Units. Accordingly, the Company forfeited 300,000 Founder Shares. As of February 21, there are 10,295,800 total outstanding common shares.

On February 6, 2025, the Company announced, commencing February 11, 2025, that holders of Units sold in IPO may elect to separately trade the Public Share and Public Right. The Public Share and Public Rights will trade on Nasdaq under the symbol “FGMC” and “FGMCR” respectively.